CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - net of allowance for doubtful accounts	$ 249	$ 264
Convertible preferred stock, no par value	$ 0	$ 0
Convertible preferred stock, shares authorized	0	27,056,939
Convertible preferred stock, shares issued	0	26,440,239
Convertible preferred stock, shares outstanding	0	26,440,239
Common Stock, No Par Value	$ 0	$ 0
Ordinary shares, shares authorized	99,999,999	52,943,061
Common Stock, Shares, Issued	44,924,038	12,354,471
Common Stock, Shares, Outstanding	44,924,038	12,354,471
Founder Share, No Par Value	$ 0	$ 0
Founder Shares, Authorized	1	0
Founder Shares, Issued	1	0
Founder Shares, Outstanding	1	0